Financing Receivables - Payment Terms (Details)	12 Months Ended
Dec. 31, 2023
Loans Receivable | Maximum
Financing receivables
Financing receivable, payment terms	7 years
Finance Leases Portfolio Segment | Maximum
Financing receivables
Financing receivable, payment terms	5 years
Commercial Financing Receivables | Minimum
Financing receivables
Financing receivable, payment terms	30 days
Commercial Financing Receivables | Maximum
Financing receivables
Financing receivable, payment terms	60 days